 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending March 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
3/24/03	Shares of beneficial interest	20,000	8.4405	9.27	Merrill Lynch
3/24/03	Shares of beneficial interest	25,000	8.45	9.27	Merrill Lynch
3/25/03	Shares of beneficial interest	20,000	8.4362	9.28	Merrill Lynch
3/26/03	Shares of beneficial interest	20,000	8.4382	9.30	Merrill Lynch
3/28/03	Shares of beneficial interest	45,000	8.50	9.33	Merrill Lynch

Total Shares Repurchased: 130,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management